Exchange rates	12 Months Ended
Dec. 31, 2024
Foreign exchange rates [abstract]
Exchange rates

5. Exchange rates
The Group uses the average of exchange rates prevailing during the period to translate the results and cash flows of overseas subsidiaries, joint ventures and associates into Sterling and period end rates to translate the net assets of those entities. The currencies which most influence these translations and the relevant exchange rates were:

	2024	2023	2022
Average rates:
US$/£	1.28	1.24	1.24
Euro/£	1.18	1.15	1.17
Yen/£	193	175	161

	2024	2023	2022
Period end rates:
US$/£	1.25	1.27	1.20
Euro/£	1.20	1.15	1.13
Yen/£	197	180	159